Income taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities (net), beginning balance	$ 4,491,272
Change in opening balance due to change in tax rates	0	$ 0	$ 0
Translation adjustment	0	0	(205,455)
Deferred tax liabilities (net), ending balance	801,942	4,491,272
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities (net), beginning balance	(4,491,272)	(5,201,372)
Change in opening balance due to change in tax rates	(40,242)	0
Recognized in consolidated statements of other comprehensive income	(44,075)	(41,524)
Recognized in consolidated statement of profit or loss	3,837,370	808,764
Translation adjustment	(63,724)	(57,144)
Deferred tax liabilities (net), ending balance	(801,942)	(4,491,272)	(5,201,372)
Temporary differences | Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities (net), beginning balance	(318,772)	(339,317)
Change in opening balance due to change in tax rates	1	0
Recognized in consolidated statements of other comprehensive income	0	0
Recognized in consolidated statement of profit or loss	4,119	211
Translation adjustment	(48,548)	20,334
Deferred tax liabilities (net), ending balance	(363,200)	(318,772)	(339,317)
Temporary differences | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities (net), beginning balance	591,541	74,229
Change in opening balance due to change in tax rates	5,581	0
Recognized in consolidated statements of other comprehensive income	0	0
Recognized in consolidated statement of profit or loss	(1,567,605)	499,646
Translation adjustment	13,656	17,666
Deferred tax liabilities (net), ending balance	(956,827)	591,541	74,229
Temporary differences | Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities (net), beginning balance	173,299	225,036
Change in opening balance due to change in tax rates	1,691	0
Recognized in consolidated statements of other comprehensive income	(27,671)	(25,932)
Recognized in consolidated statement of profit or loss	39,049	(28,689)
Translation adjustment	(491)	2,884
Deferred tax liabilities (net), ending balance	185,878	173,299	225,036
Temporary differences | Derivative assets/liabilities - Forward contracts not used for cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities (net), beginning balance	0	(151,942)
Change in opening balance due to change in tax rates	0	0
Recognized in consolidated statements of other comprehensive income	0	0
Recognized in consolidated statement of profit or loss	0	149,960
Translation adjustment	0	1,982
Deferred tax liabilities (net), ending balance	0	0	(151,942)
Temporary differences | Derivative assets/liabilities - Forward contracts used for cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities (net), beginning balance	0	0
Change in opening balance due to change in tax rates	0	0
Recognized in consolidated statements of other comprehensive income	0	0
Recognized in consolidated statement of profit or loss	0	0
Translation adjustment	0	0
Deferred tax liabilities (net), ending balance	0	0	0
Temporary differences | Available for sale reserve
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities (net), beginning balance	(8,572)	7,401
Change in opening balance due to change in tax rates	(84)	0
Recognized in consolidated statements of other comprehensive income	(16,404)	(15,592)
Recognized in consolidated statement of profit or loss	(159)	0
Translation adjustment	144	(381)
Deferred tax liabilities (net), ending balance	(25,075)	(8,572)	7,401
Temporary differences | Interest on Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities (net), beginning balance	(5,087,699)	(5,236,986)
Change in opening balance due to change in tax rates	(48,982)	0
Recognized in consolidated statements of other comprehensive income	0	0
Recognized in consolidated statement of profit or loss	5,125,344	251,073
Translation adjustment	(26,343)	(101,786)
Deferred tax liabilities (net), ending balance	(37,681)	(5,087,699)	(5,236,986)
Temporary differences | Debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities (net), beginning balance	(1,648)	(4,015)
Change in opening balance due to change in tax rates	0	0
Recognized in consolidated statements of other comprehensive income	0	0
Recognized in consolidated statement of profit or loss	1,530	2,373
Translation adjustment	(8)	(6)
Deferred tax liabilities (net), ending balance	(125)	(1,648)	(4,015)
Temporary differences | Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities (net), beginning balance	160,579	224,222
Change in opening balance due to change in tax rates	1,551	0
Recognized in consolidated statements of other comprehensive income	0	0
Recognized in consolidated statement of profit or loss	235,092	(65,810)
Translation adjustment	(2,134)	2,166
Deferred tax liabilities (net), ending balance	$ 395,088	$ 160,579	$ 224,222